OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at December 31, 2020 (Unaudited)

Principal Amount		Value
Bonds: 95.8%
Corporate Bonds: 37.1%
Aerospace & Defense: 1.3%
	The Boeing Co.
$1,525,000	3.625%, 02/01/2031	$1,671,712
	Textron, Inc.
1,000,000	2.450%, 03/15/2031	1,031,815
		2,703,527
Air Freight & Logistics: 0.4%
	American Airlines 2019-1 Class B Pass Through Trust
939,929	3.850%, 02/15/2028	794,291

Airlines: 1.0%
	Air Canada 2020-2 Class A Pass Through Trust
1,000,000	5.250%, 04/01/2029	1,071,922
	British Airways 2020-1 Class A Pass Through Trust
1,000,000	4.250%, 11/15/2032	1,073,569
		2,145,491
Automobiles: 1.6%
	General Motors Co.
1,000,000	6.125%, 10/01/2025	1,213,976
	General Motors Financial Co., Inc.
2,000,000	1.700%, 08/18/2023	2,052,823
		3,266,799
Banks: 6.3%
	Australia & New Zealand Banking Group Ltd.
2,000,000	2.570% (5 Year CMT Rate + 1.700%), 11/25/2035 [1]	2,043,008
	Banco Santander SA
1,000,000	2.749%, 12/03/2030	1,031,620
	Bank of America Corp.
1,500,000	4.250%, 10/22/2026	1,760,831
	Barclays Plc
1,000,000	1.007% (1 Year CMT Rate + 0.800%), 12/10/2024 [1]	1,007,671
	HSBC Holdings Plc
1,000,000	4.600% (5 Year CMT Rate + 3.649%), 12/17/2030 [1,6]	1,020,120
	JPMorgan Chase & Co.
1,900,000	3.558% (3 Month LIBOR USD + 3.320%), 04/01/2021 [1,6]	1,869,011
1,000,000	3.684% (3 Month LIBOR USD + 3.470%), 04/30/2021 [1,6]	1,000,223
1,000,000	2.956% (SOFR + 2.515%), 05/13/2031 [1]	1,097,946
	Societe Generale SA
250,000	1.488% (1 Year CMT Rate + 1.100%), 12/14/2026 [1]	252,509
	Standard Chartered Plc
1,000,000	3.265% (5 Year CMT Rate + 2.300%), 02/18/2036 [1]	1,047,865
	Westpac Banking Corp.
1,000,000	2.963%, 11/16/2040	1,066,487
		13,197,291

Beverages: 0.6%
	Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.500%, 06/01/2050	1,264,484

Biotechnology: 0.8%
	Amgen, Inc.
1,000,000	3.150%, 02/21/2040	1,103,963
	Gilead Sciences, Inc.
500,000	2.600%, 10/01/2040	506,727
		1,610,690
Capital Markets: 4.8%
	Blackstone Holdings Finance Co. LLC
1,005,000	2.500%, 01/10/2030	1,084,870
	CI Financial Corp.
500,000	3.200%, 12/17/2030	512,694
	Deutsche Bank AG/New York NY
2,000,000	2.129% (SOFR + 1.870%), 11/24/2026 [1]	2,047,825
	Morgan Stanley
3,000,000	4.350%, 09/08/2026	3,539,682
1,000,000	1.794% (SOFR + 1.034%), 02/13/2032 [1]	1,008,078
	Pine Street Trust II
500,000	5.568%, 02/15/2049	652,175
	State Street Corp.
1,000,000	3.031% (SOFR + 1.490%), 11/01/2034 [1]	1,098,303
		9,943,627
Chemicals: 1.0%
	LYB International Finance III LLC
1,000,000	1.250%, 10/01/2025	1,018,436
1,000,000	3.625%, 04/01/2051	1,096,823
		2,115,259
Communications Equipment: 0.5%
	Juniper Networks, Inc.
1,000,000	2.000%, 12/10/2030	988,296

Computers & Peripherals: 0.6%
	Apple, Inc.
1,000,000	3.750%, 11/13/2047	1,263,616

Distributors: 0.2%
	Genuine Parts Co.
500,000	1.875%, 11/01/2030	496,842

Diversified Financial Services: 1.6%
	Aviation Capital Group LLC
1,000,000	5.500%, 12/15/2024	1,108,038
1,200,000	0.884% (3 Month LIBOR USD + 0.670%), 07/30/2021 [1]	1,188,902
	Avolon Holdings Funding Ltd.
1,000,000	4.250%, 04/15/2026	1,078,377
		3,375,317

Diversified Telecommunication Services: 2.0%
	AT&T, Inc.
1,000,000	1.650%, 02/01/2028	1,021,624
1,000,000	3.500%, 06/01/2041	1,081,235
	Verizon Communications, Inc.
2,000,000	2.650%, 11/20/2040	2,022,585
		4,125,444
Electric Utilities: 1.0%
	Berkshire Hathaway Energy Co.
1,000,000	2.850%, 05/15/2051	1,031,793
	Duke Energy Corp.
1,000,000	0.900%, 09/15/2025	1,003,064
		2,034,857
Equity Real Estate Investment Trusts - REITS: 0.7%
	ERP Operating L.P.
500,000	2.500%, 02/15/2030	540,502
	Prologis L.P.
1,000,000	1.250%, 10/15/2030	991,594
		1,532,096
Food Products: 0.4%
	Mars, Inc.
825,000	0.875%, 07/16/2026	828,796

Insurance: 1.9%
	Allianz SE
1,600,000	3.500% (5 Year CMT Rate + 2.973%), 11/17/2025 [1,6]	1,635,000
	Belrose Funding Trust
1,000,000	2.330%, 08/15/2030	1,031,324
	New York Life Insurance Co.
1,000,000	3.750%, 05/15/2050	1,199,583
		3,865,907
Internet & Direct Marketing Retail: 0.5%
	Amazon.com, Inc.
1,000,000	2.500%, 06/03/2050	1,039,720

Media: 1.1%
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	3.700%, 04/01/2051	1,042,242
	Comcast Corp.
1,250,000	1.500%, 02/15/2031	1,242,703
		2,284,945
Oil, Gas & Consumable Fuels: 2.0%
	Enterprise Products Operating LLC
500,000	3.200%, 02/15/2052	510,865
	Magellan Midstream Partners L.P.
500,000	3.950%, 03/01/2050	564,500
	Phillips 66
2,000,000	1.300%, 02/15/2026	2,028,759
	Total Capital International SA
1,000,000	3.127%, 05/29/2050	1,086,917
		4,191,041

Pharmaceuticals: 1.4%
	Allergan Finance LLC
1,000,000	3.250%, 10/01/2022	1,030,088
	AstraZeneca Plc
2,000,000	0.700%, 04/08/2026	1,991,069
		3,021,157
Semiconductors & Semiconductor Equipment: 1.0%
	Microchip Technology, Inc.
2,000,000	0.972%, 02/15/2024	2,006,429

Specialty Retail: 1.9%
	Advance Auto Parts, Inc.
500,000	1.750%, 10/01/2027	508,584
	AutoZone, Inc.
1,500,000	1.650%, 01/15/2031	1,490,477
	Tractor Supply Co.
2,000,000	1.750%, 11/01/2030	2,014,576
		4,013,637
Tobacco: 1.0%
	BAT International Finance Plc
2,000,000	1.668%, 03/25/2026	2,048,749

Wireless Telecommunication Services: 1.5%
	T-Mobile USA, Inc.
2,000,000	2.050%, 02/15/2028	2,082,820
1,000,000	3.000%, 02/15/2041	1,038,595
		3,121,415
Total Corporate Bonds
(Cost $74,255,470)		77,279,723

Asset Backed Securities: 4.8%
	American Credit Acceptance Receivables Trust 2020-1
1,680,000	2.190%, 03/13/2026	1,707,535
	CF Hippolyta LLC 2020-1
	Series SORT 2020-1 A1
2,065,276	1.690%, 07/15/2060	2,109,346
	Citibank Credit Card Issuance Trust - 0
100,000	2.880%, 01/23/2023	100,134
	Credit Acceptance Auto Loan Trust 2018-1
250,000	3.770%, 06/15/2027	254,044
	Credit Acceptance Auto Loan Trust 2018-3
500,000	4.040%, 12/15/2027	514,701
	Flagship Credit Auto Trust 2020-4
500,000	1.280%, 02/16/2027	504,915
	GM Financial Automobile Leasing Trust 2019-3
131,515	0.422% (1 Month LIBOR USD + 0.270%), 10/20/2021 [1]	131,531
	Verizon Owner Trust 2019-C
1,000,000	2.160%, 04/22/2024	1,028,511

	Verizon Owner Trust 2020-B
1,500,000	0.680%, 02/20/2025	1,505,750
	Verizon Owner Trust 2020-C
1,000,000	0.770%, 04/21/2025	1,004,289
	Westlake Automobile Receivables Trust 2018-2
680,114	3.500%, 01/16/2024	682,671
	Westlake Automobile Receivables Trust 2020-1
380,000	2.520%, 04/15/2025	390,600
	Westlake Automobile Receivables Trust 2020-3
87,000	1.240%, 11/17/2025	87,551
		10,021,578
Total Asset Backed Securities
(Cost $9,950,160)		10,021,578

Mortgage Backed Securities: 41.2%
	Federal Home Loan Mortgage Corporation REMICS: 3.3%
	Series FHR 2512 SI
650,117	7.341% (1 Month LIBOR USD + 7.500%), 04/15/2024 [1,2,8]	47,618
	Series FHR 4048 IK
3,807,412	3.000%, 05/15/2027 [2]	208,561
	Series FHR 4093 DS
7,242,637	6.141% (1 Month LIBOR USD + 6.300%), 08/15/2027 [1,2,8]	922,535
	Series FHR 4216 EI
4,055,638	3.000%, 06/15/2028 [2]	288,195
	Series FHR 4360 BI
2,251,077	2.500%, 11/15/2028 [2]	101,291
	Series FHR 4341 MI
1,916,418	4.000%, 11/15/2031 [2]	178,258
	Series FHR 4093 IB
2,425,195	4.000%, 08/15/2032 [2]	278,369
	Series FHR 4114 MI
2,980,855	3.500%, 10/15/2032 [2]	306,015
	Series FHR 4170 IU
4,678,815	3.000%, 02/15/2033 [2]	393,699
	Series FHR 3171 OJ
961,706	N/A%, 06/15/2036 [3,7]	826,241
	Series FHR 3824 LS
746,019	6.941% (1 Month LIBOR USD + 7.100%), 08/15/2036 [1,2,8]	178,876
	Series FHR 3236 KF
91,785	0.459% (1 Month LIBOR USD + 0.300%), 11/15/2036 [1]	92,378
	Series FHR 3339 JS
46,760	41.804% (1 Month LIBOR USD + 42.835%), 07/15/2037 [1,8]	103,315
	Series FHR 3380 FM
205,033	0.749% (1 Month LIBOR USD + 0.590%), 10/15/2037 [1]	207,738
	Series FHR 4121 IM
2,361,076	4.000%, 10/15/2039 [2]	100,581

	Series FHR 3721 FB
174,144	0.659% (1 Month LIBOR USD + 0.500%), 09/15/2040 [1]	176,043
	Series FHR 4105 LS
5,784,358	5.991% (1 Month LIBOR USD + 6.150%), 08/15/2041 [1,2,8]	497,350
	Series FHR 3933 QS
2,804,202	5.891% (1 Month LIBOR USD + 6.050%), 10/15/2041 [1,2,8]	477,930
	Series FHR 4340 US
1,980,658	6.441% (1 Month LIBOR USD + 6.600%), 05/15/2042 [1,2,8]	383,447
	Series FHR 4076 LF
305,984	0.459% (1 Month LIBOR USD + 0.300%), 07/15/2042 [1]	305,766
	Series FHR 4495 PI
423,579	4.000%, 09/15/2043 [2]	38,743
	Series FHR 4313 CS
3,781,800	5.891% (1 Month LIBOR USD + 6.050%), 03/15/2044 [1,2,8]	703,422
	Series FHR 4911 IH
2,055,684	4.000%, 04/15/2049 [2]	123,606
		6,939,977
	Federal Home Loan Mortgage Corporation Strips: 0.3%
	Series FHS 288 IO
2,109,049	3.000%, 10/15/2027 [2]	143,877
	Series FHS 272 F2
411,221	0.709% (1 Month LIBOR USD + 0.550%), 08/15/2042 [1]	418,270
		562,147
	Federal National Mortgage Association & Federal Home Loan Mortgage Corporation 30 Year Fixed Rate TBA: 15.0%
	FNCL 2 1/21
30,000,000	2.000%, 01/15/2051 [9]	31,166,015

	Federal National Mortgage Association Interest Strips: 0.5%
	Pool FNS 419 C1
4,773,046	2.500%, 09/25/2028 [2]	294,899
	Pool FNS 419 C2
5,674,301	3.000%, 05/25/2029 [2]	377,555
	Pool FNS 421 C4
2,524,909	4.500%, 01/25/2030 [2]	239,517
	Pool FNS 421 C3
159,994	4.000%, 07/25/2030 [2]	14,540
	Pool FNS 387 7
505,440	5.500%, 04/25/2038 [2]	98,059
		1,024,570
	Federal National Mortgage Association Pool: 13.4%
	FN AL2519
1,044,888	4.500%, 07/01/2040	1,173,412
	FN AS5460
1,714,945	3.500%, 07/01/2045	1,831,334
	FN AS6520
1,799,695	3.500%, 01/01/2046	1,918,229
	FN MA3101
1,671,969	4.500%, 08/01/2047	1,827,626
	FN MA4210
19,927,285	2.500%, 12/01/2050	21,030,833
		27,781,434
	Federal National Mortgage Association REMICS: 5.0%
	Series FNR 1996-45 SI
326,565	7.102% (1 Month LIBOR USD + 7.250%), 02/25/2024 [1,2,8]	30,341

	Series FNR 1997-65 SI
755,055	7.864% (1 Month LIBOR USD + 8.000%), 09/17/2027 [1,2,8]	121,814
	Series FNR 2012-139 DI
5,838,923	3.000%, 12/25/2027 [2]	306,976
	Series FNR 2013-29 BI
6,478,116	2.500%, 04/25/2028 [2]	382,987
	Series FNR 2015-34 AI
2,685,490	4.500%, 06/25/2030 [1,2]	83,707
	Series FNR 2010-119 PS
4,096,307	6.552% (1 Month LIBOR USD + 6.700%), 09/25/2030 [1,2,8]	606,855
	Series FNR 2016-8 CI
8,753,420	3.000%, 03/25/2031 [2]	673,405
	Series FNR 2013-51 PI
2,841,099	3.000%, 11/25/2032 [2]	246,348
	Series FNR 2014-81 TI
580,720	4.500%, 12/25/2034 [2]	58,737
	Series FNR 2016-24 IB
6,895,510	3.500%, 05/25/2036 [2]	643,050
	Series FNR 2007-2 FT
258,008	0.398% (1 Month LIBOR USD + 0.250%), 02/25/2037 [1]	259,205
	Series FNR 2016-78 CS
3,822,413	5.952% (1 Month LIBOR USD + 6.100%), 05/25/2039 [1,2,8]	754,594
	Series FNR 2012-82 PS
4,406,781	5.952% (1 Month LIBOR USD + 6.100%), 08/25/2041 [1,2,8]	494,554
	Series FNR 2011-100 S
5,977,707	6.302% (1 Month LIBOR USD + 6.450%), 10/25/2041 [1,2,8]	1,108,869
	Series FNR 2012-15 SW
5,295,401	5.802% (1 Month LIBOR USD + 5.950%), 03/25/2042 [1,2,8]	1,037,878
	Series FNR 2012-79 FM
195,547	0.598% (1 Month LIBOR USD + 0.450%), 07/25/2042 [1]	196,667
	Series FNR 2012-128 ST
1,856,141	6.002% (1 Month LIBOR USD + 6.150%), 11/25/2042 [1,2,8]	365,691
	Series FNR 2013-22 TO
755,902	N/A%, 03/25/2043 [3,7]	673,967
	Series FNR 2013-20 QS
7,619,393	6.002% (1 Month LIBOR USD + 6.150%), 03/25/2043 [1,2,8]	1,440,639
	Series FNR 2014-37 PI
1,221,244	5.500%, 06/25/2044 [2]	159,956
	Series FNR 2014-50 WS
738,023	6.052% (1 Month LIBOR USD + 6.200%), 08/25/2044 [1,2,8]	128,766
	Series FNR 2016-83 BS
541,252	5.952% (1 Month LIBOR USD + 6.100%), 11/25/2046 [1,2,8]	113,757
	Series FNR 2018-51 IO
789,440	6.500%, 07/25/2048 [2]	129,678
	Series FNR 2019-41 SB
2,059,364	5.902% (1 Month LIBOR USD + 6.050%), 08/25/2049 [1,2,8]	354,181
		10,372,622

	Government National Mortgage Association: 1.2%
	Series GNR 2010-67 VI
162,565	5.000%, 05/20/2021 [2]	615
	Series GNR 2014-74 GI
319,189	4.000%, 05/16/2029 [2]	18,545
	Series GNR 2010-47 BX
396,812	6.397% (1 Month LIBOR USD + 6.550%), 08/16/2034 [1,2,8]	53,971
	Series GNR 2011-61 WS
4,394,652	6.318% (1 Month LIBOR USD + 6.470%), 02/20/2038 [1,2,8]	875,918
	Series GNR 2010-6 FG
170,691	0.753% (1 Month LIBOR USD + 0.600%), 01/16/2040 [1]	172,351
	Series GNR 2016-31 CS
6,117,029	6.098% (1 Month LIBOR USD + 6.250%), 07/20/2044 [1,2,8]	1,202,834
	Series GNR 2016-112 WI
7,360,856	1.801%, 03/20/2045 [2]	230,542
		2,554,776
	Goldman Sachs Mortgage-Backed Securities Corp. Trust: 0.6%
	Series GSMBS 2020-PJ4 A2
1,304,821	3.000%, 01/25/2051	1,347,115

	JP Morgan Mortgage Trust: 0.9%
	Series JPMMT 2014-IVR3 3A1
865,560	2.533%, 09/25/2044	869,600
	Series JPMMT 2020-7 A3
967,509	3.000%, 01/25/2051	999,153
		1,868,753
	Wells Fargo Mortgage Backed Securities Trust: 1.0%
	Series WFMBS 2020-3 A3
816,113	3.000%, 06/25/2050	832,911
	Series WFMBS 2020-4 A1
1,289,729	3.000%, 07/25/2050	1,333,495
		2,166,406
Total Mortgage Backed Securities
(Cost $87,951,217)		85,783,815

United States Government Securities: 12.7%
	United States Treasury Note/Bond
3,500,000	2.750%, 02/28/2025	3,858,543
3,000,000	2.375%, 04/30/2026	3,313,476
3,000,000	2.375%, 05/15/2027	3,347,051
2,000,000	0.500%, 08/31/2027	1,988,047
4,500,000	0.500%, 10/31/2027	4,465,547
2,500,000	2.875%, 05/15/2028	2,896,973
3,000,000	3.125%, 11/15/2028	3,552,539
3,000,000	0.875%, 11/15/2030	2,990,391
		26,412,567
Total United States Government Securities
(Cost $26,375,164)		26,412,567

	Total Bonds
	(Cost $198,532,011)	199,497,683

	Short-Term Investments: 21.5%
	United States Government Securities: 1.0%
	United States Treasury Bills
2,000,000	0.116%, 08/12/2021 [5,10]	1,999,065

	Total United States Government Securities
	(Cost $1,998,569)	1,999,065

	Shares
	Money Market Funds: 20.5%

42,571,848	Morgan Stanley Institutional Liquidity Funds - Government Portfolio , 0.040%[4]	42,571,848

	Total Money Market Funds
	(Cost $42,571,848)	42,571,848
	Total Short-Term Investments
	(Cost $44,570,417)	44,570,913
	Total Investments in Securities: 117.3%
	(Cost $243,102,428)	244,068,596
	Liabilities in Excess of Other Assets: (17.3)%	(35,974,859)
	Total Net Assets: 100.0%	$208,093,737

CMT -	Constant Maturity Treasury Rate
LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate
USD -	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on December 31, 2020.
[2]	Interest only security.
[3]	Principal only security.
[4]	Annualized seven-day effective yield as of December 31, 2020.
[5]	Rate represents the yield to maturity from purchase price.
[6]	Perpetual call date security. Date shown is next call date.
[7]	Zero coupon security.
[8]	Inverse floating rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a ceiling or floor.
[9]	Security purchased on a forward-commitment basis (“TBA Commitments”). As of December 31, 2020, the total value of TBA Commitments was $31,166,015, or 15.0% of net assets.
[10]
The security or a portion of the security has been deposited as initial margin on open futures contracts and another portion is designated as collateral for futures contracts.  As of December 31, 2020, the value of securities designated as collateral was $698,642, or 0.3% of net assets.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF FUTURES CONTRACTS at DECEMBER 31, 2020 (Unaudited)

The Osterweis Total Return Fund (the “Fund”) had the following futures contracts outstanding with Credit Suisse.

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
US 10 Year Ultra Treasury Future (03/2021)	(140)	$(21,953,516)	$63,203	$(21,890,313)
US 10 Year Treasury Note CBT (03/2021)	(105)	(14,476,562)	(21,641)	(14,498,203)
US 5 Year Treasury Note CBT (03/2021)	(45)	(5,672,813)	(4,570)	(5,677,383)
US Long Bond CBT (03/2021)	(30)	(5,185,937)	(9,688)	(5,195,625)
US Ultra Bond CBT (03/2021)	(10)	(2,135,937)	313	–
		$(49,424,765)	$27,617	$(47,261,524)

Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds[1]	$–	$77,279,723	$–	$77,279,723
Asset Backed Securities	–	10,021,578	–	10,021,578
Mortgage Backed Securities[2]	–	85,783,815	–	85,783,815
United States Government Securities[2]	–	26,412,567	–	26,412,567
Short-Term Investments	42,571,848	1,999,065	–	44,570,913
Total Assets:	$42,571,848	$201,496,748	$–	$244,068,596
Other Financial Instruments[3]:
Interest Rate Contracts - Futures	27,617	–	–	27,617

[1] See Schedule of Investments for industry breakouts.
[2] See schedule of investments for security type breakouts.
[3] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.